Interest in subsidiary	3 Months Ended
Mar. 31, 2018
Interest in subsidiary

10.              Interest in subsidiary

The following table presents the financial position of the Company’s 60% owned subsidiary, Bisha Mining Share Company (“BMSC”), as at March 31, 2018 and December 31, 2017. The information is presented on a 100% basis. As at March 31, 2018, BMSC holds cash and cash equivalents of $66,946 (December 31, 2017 – $22,128).

	March 31, 2018	December 31, 2017
Current assets	$166,451	$123,174
Non-current assets	327,875	349,237
Current liabilities	(56,469)	(50,731)
Non-current liabilities	(70,303)	(66,663)
Net assets	$367,554	$355,017
Net assets attributable to non-controlling interest	$147,023	$142,008

The following table presents the financial results of BMSC for the three months ended March 31, 2018 and 2017, respectively:

	Three months ended March 31,
	2018	2017 (Restated – note 12)
Revenues	$106,746	$71,647
Net income and comprehensive income	12,537	6,107
Net income and comprehensive income attributable to non-controlling interest	5,015	2,443

The following table presents the summary cash flow information of BMSC for the three months ended March 31, 2018 and 2017, respectively:

	Three months ended March 31,
	2018	2017 (Restated – note 12)
Net cash provided by (used in) operating activities	$49,542	$(3,203)
Net cash used in investing activities	(6,724)	(1,440)
Net cash used in financing activities	-	-
Increase (decrease) in cash and cash equivalents	$42,818	$(4,643)

The following table presents the financial position of the Company’s subsidiary, Rakita Exploration doo (“Rakita”), which holds the Timok Project, as at March 31, 2018 and December 31, 2017. The information is presented on a 100% basis.

	March 31, 2018	December 31, 2017
Current assets	$2,624	$2,954
Non-current assets	512,241	510,341
Current liabilities	(2,293)	(6,487)
Non-current liabilities	(60,984)	(51,555)
Net assets	451,588	455,253
Net assets attributable to non-controlling interest	$7,743	$7,339

The following table presents the financial results of Rakita for the three months ended March 31, 2018 and 2017, respectively:

	Three months ended March 31,
	2018	2017 (Restated – note 12)
Net loss and comprehensive loss	$(5,432)	$(10,503)
Net loss and comprehensive loss attributable to non-controlling interest	(404)	(1,154)

The following table presents the summary cash flow information of Rakita for the three months ended
March 31, 2018 and 2017, respectively.

	Three months ended March 31,
	2018	2017 (Restated – note 12)
Net cash used in operating activities	$(7,649)	$(10,662)
Net cash used in investing activities	(1,900)	(2,631)
Net cash provided by financing activities	9,429	11,200
Decrease in cash and cash equivalents	$(120)	$(2,093)